● warrants to a broker to acquire 5,500 common shares for a fair value of $13,470 recorded as general and administrative expenses with a corresponding increase in additional paid-in capital valued using the Black-Scholes option pricing model accordi (Details) - $ / shares
	1 Months Ended		9 Months Ended		12 Months Ended
	Aug. 26, 2021	Aug. 26, 2020	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021
Expected volatility	2174.00%		2181.00%	506.80%
Exercise price	$ 1.50		$ 2.11	$ 0.40
Stock price	$ 2.05		$ 2.00	$ 0.37
Expected life	3 years		3 years	3 years
Risk-free interest rate	0.46%	0.19%	0.37%
Dividend yield	0.00%	0.00%	0.00%		0.00%
Minimum [Member]
Expected volatility					415.50%
Exercise price					$ 0.40
Stock price					$ 0.37
Expected life					3 years
Risk-free interest rate					0.19%
Maximum [Member]
Expected volatility					506.80%
Exercise price					$ 4.50
Stock price					$ 2.70
Expected life					5 years
Risk-free interest rate					0.39%